Risk management - Credit risk exposure by geographical areas (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 355,760,729	[1]	$ 282,304,975	₩ 348,885,617	[1]
Securities at amortized cost		28,268,516		22,431,770	17,086,274
Financial assets at FVTPL	[2]	13,412,441			8,280,427
Financial assets at FVTOCI		32,145,758			38,126,977
Derivative assets (Designated for hedging)		37,786		$ 29,984	106,764
Off balance sheet item
Off-balance accounts		130,093,656			127,402,271
Total		559,718,886			539,888,330
Korea
Categories of financial assets
Loans and other financial assets at amortized cost		331,572,328			325,947,526
Securities at amortized cost		26,883,967			16,785,265
Financial assets at FVTPL		9,272,673			6,150,464
Financial assets at FVTOCI		27,780,323			34,242,133
Derivative assets (Designated for hedging)		37,786			11,678
Off balance sheet item
Off-balance accounts		126,531,020			123,375,839
Total		522,078,097			506,512,905
China
Categories of financial assets
Loans and other financial assets at amortized cost		5,188,826			5,620,622
Securities at amortized cost		642,089			92,880
Financial assets at FVTPL		2,607			1,330
Financial assets at FVTOCI		806,320			808,359
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		981,139			1,001,430
Total		7,620,981			7,524,621
USA
Categories of financial assets
Loans and other financial assets at amortized cost		4,721,440			3,742,331
Securities at amortized cost		421,248			27,018
Financial assets at FVTPL		2,210,580			1,188,358
Financial assets at FVTOCI		2,297,076			1,713,435
Derivative assets (Designated for hedging)		0			95,086
Off balance sheet item
Off-balance accounts		380,209			375,929
Total		10,030,553			7,142,157
UK
Categories of financial assets
Loans and other financial assets at amortized cost		215,174			212,821
Securities at amortized cost		16,658			0
Financial assets at FVTPL		318,322			195,048
Financial assets at FVTOCI		1,726			1,755
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		25,644			31,116
Total		577,524			440,740
Japan
Categories of financial assets
Loans and other financial assets at amortized cost		719,301			635,939
Securities at amortized cost		0			0
Financial assets at FVTPL		168,013			61,315
Financial assets at FVTOCI		41,421			23,193
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		16,987			32,402
Total		945,722			752,849
Others
Categories of financial assets
Loans and other financial assets at amortized cost	[3]	13,343,660			12,726,378
Securities at amortized cost	[3]	304,554			181,111
Financial assets at FVTPL	[3]	1,440,246			683,912
Financial assets at FVTOCI	[3]	1,218,892			1,338,102
Derivative assets (Designated for hedging)	[3]	0			0
Off balance sheet item
Off-balance accounts	[3]	2,158,657			2,585,555
Total	[3]	₩ 18,466,009			₩ 17,515,058

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.